NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET LOSS PER SHARE
Schedule of basic and diluted net loss per ordinary share

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss	(155,465,248)	(183,494,361)	(499,839,665)
Accretion and modifications of Redeemable Convertible Preferred Shares	(106,867,153)	(141,031,943)	(3,327,579,958)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders	—	—	(12,070,034)
Numerator for basic and diluted net loss per ordinary share calculation	(262,332,401)	(324,526,304)	(3,839,489,657)
Denominator:
Weighted average number of pre‑offering Class A and pre‑offering Class B ordinary shares	91,083,938	89,567,463	85,103,964
Denominator for basic and diluted net loss per ordinary share calculation	91,083,938	89,567,463	85,103,964
Net loss per ordinary share attributable to pre‑offering Class A and pre‑offering Class B ordinary shareholders
— Basic and diluted	(2.88)	(3.62)	(45.12)

Schedule of potentially dilute basic net loss per ordinary share that were not included in the computation of diluted net loss per ordinary share

	Year ended
	December 31,
	2018	2019	2020
Share options	21,950,001	21,251,155	25,324,435
Restricted ordinary shares	1,700,000	9,854,893	7,136,595
Redeemable Convertible Preferred Shares	95,381,376	108,421,528	147,100,329
Warrants	661,376	6,773,946	12,461,061